Stock-Based Compensation, Employee Stock Purchase Plan (Details) - USD ($) $ / shares in Units, shares in Millions		12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	May 03, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee discount on the purchase of common stock		5.00%
2008 Long Term Performance Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance under the amendment (in shares)			26.0
2009 Employee Stock Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of fair market value for offering period		95.00%
Offering period to purchase shares		6 months
Share purchases funded through payroll deductions, value		$ 21,250
Issued shares under the ESPP (in shares)		0.1
Average price of issued shares under the ESPP (in dollars per share)		$ 158.59
Number of shares authorized for issuance under the amendment (in shares)		3.5
2009 Employee Stock Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share purchases funded through payroll deductions, percentage		10.00%
2009 Employee Stock Purchase Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued shares under the ESPP (in shares)	0.1
Average price of issued shares under the ESPP (in dollars per share)	$ 188.72